RELATED-PARTY BALANCES AND TRANSACTIONS - Operating and finance lease (Details) - Related party - Sinotrans - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
RELATED-PARTY BALANCES AND TRANSACTIONS
Operating lease liabilities	$ 39	$ 73
Finance lease liabilities	$ 1,334	$ 1,688